Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues
Total revenues		$ 4,291	$ 4,453	$ 3,256
Expenses
Marketing and promotion expenses		927	329	51
Marketing and promotion expenses - related parties			115	652
Commission and handling expenses		15	7	1,370
Professional fee		774	371	199
Information technology expenses		383	439	332
Office expenses		342	227	231
Allowance for expected credit losses		854	18	99
Employee benefits expenses		5,043	1,289	944
Interest expenses				229
Share of results of an associate		3
Other general and administrative expenses		383	370	325
Total expenses		8,724	3,165	4,432
Other income
Interest income		29		1
Other income		3	61	196
Total other income		32	61	197
(Loss) income before income tax expense		(4,401)	1,349	(979)
Income tax expense		155
Net (loss) income		(4,556)	1,349	(979)
Other comprehensive (loss) income
Foreign currency translation adjustment		16	(8)	(5)
Total comprehensive (loss) income		$ (4,540)	$ 1,341	$ (984)
Basic net (loss) income per share (in Dollars per share)	[1]	$ (0.33)	$ 0.11	$ (0.09)
Weighted average number of shares outstanding - basic (in Shares)	[1]	13,724,658	12,000,000	10,364,300
Securities brokerage commissions and handling income
Revenues
Revenues		$ 51	$ 74	$ 1,844
Investment advisory fees
Revenues
Revenues		2,860	2,515	728
Corporate consultancy service income
Revenues
Revenues		120	951
Asset management income - related parties
Revenues
Revenues		871	389	333
Interest income
Revenues
Revenues		128	27	351
Referral income
Revenues
Revenues		$ 261	$ 497

[1]	Retrospectively restated for effect of share reorganization (see Note 1)